UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:          | |; Amendment Number:

This Amendment (Check only one):  | | is a restatement
                                  | | adds new holding entries.

Institutional Manager Filing this Report:

Name:         Atwater Capital Fund Ltd.

Address:  c/o Goldman Sachs (Cayman) Trust, Limited
              Gardenia Court, Suite 3307
              45 Market Street
              Camana Bay, Grand Cayman KY1-1103
              Cayman Islands


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Laura Roche
Title:  Chief Financial Officer
Phone:  (212) 256-8100

Signature, Place and Date of Signing:

     /s/ Laura Roche             New York, New York          February 14, 2012
-------------------------     ------------------------     ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

        Form 13F File Number          Name
        --------------------          ------------------------------
                                       Atwater Capital Management LP





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